Financial Instruments - Summary of Categories of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018	[2]
Statements [Line Items]
Trade receivables	£ 33.2		£ 28.0		£ 31.4		£ 29.3
Cash and cash equivalents	95.1	[1]	211.9	[1],[2]	187.3	[1],[2]	87.1	[1],[2]	£ 90.2
Borrowings	(119.2)		0.0	[2]	(106.4)	[2]
Financial assets at amortised cost [member]
Statements [Line Items]
Trade receivables	33.2		28.0		31.4		29.3
Other receivables	2.8		2.8		3.9		2.5
Cash and cash equivalents	95.1		211.9		187.3		87.1
Financial assets at fair value through profit or loss, mandatorily measured at fair value [member]
Statements [Line Items]
Investment	3.5		3.1		6.7		0.8
Financial liabilities at amortised cost [member]
Statements [Line Items]
Trade and other payables	(46.0)		(33.3)		(33.8)		(31.0)
Borrowings	(120.0)				(107.0)
Lease liabilities	(110.5)		(117.0)		(127.8)
Financial liabilities at fair value through profit or loss[member]
Statements [Line Items]
Derivative financial instruments	£ 0.3		£ 0.2		£ (1.2)		£ (1.9)

[1]	Within cash and cash equivalents at 31 December 2021 is £nil (31 December 2020: £1.3m; 30 June 2020: £0.9m; 30 June 2019: £0.4m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.
[2]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.